Other Assets	12 Months Ended
Dec. 31, 2017
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Other Assets
Note 14	Other Assets

Accounting Estimates and Judgments

The costs of certain ammonia catalysts are capitalized to other assets and are amortized, net of residual value, on a straight-line basis over their estimated useful lives of one to 12 years.
Upfront lease costs are capitalized to other assets and amortized over the life of the leases on a straight-line basis, the latest of which extends through 2037.

Supporting Information

Other assets as at December 31 were comprised of:

	2017	2016

Long-term income taxes receivable (Note 8)	$64	$67
Ammonia catalysts – net of accumulated amortization of $61 (2016 – $53)	42	39
Accrued pension benefit asset (Note 26)	24	23
Investment tax credits receivable	24	23
Margin deposits on derivative instruments	17	34
Upfront lease costs – net of accumulated amortization of $12 (2016 – $11)	15	16
Other – net of accumulated amortization of $23 (2016 – $21)	60	48

	$246	$250

Amortization of other assets included in cost of goods sold and in selling and administrative expenses for 2017 was $9 (2016 – $10, 2015 – $11).